Subsequent Events (Details) - Restricted Share Units | 2019 Plan - $ / shares		12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Exercise price per share		$ 0
Vesting period		5 years
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of share granted	1,125,170